Other liabilities	12 Months Ended
Dec. 31, 2018
Disclosure of other liabilities [abstract]
Other liabilities
17 Other liabilities

Other liabilities by type
	2018	2017
Net defined benefit liability	421	476
Other post-employment benefits	76	87
Other staff-related liabilities	473	504
Other taxation and social security contributions	403	479
Accrued interest and rents[1]	61	3,606
Costs payable	2,272	2,599
Share-based payment plan liabilities	9	23
Amounts to be settled	6,098	5,017
Other	3,697	3,273
	13,510	16,064

1 As per 1 January 2018 accrued interest is included in the corresponding balance sheet item of the host contract, reference is made to Note 1 Accounting policies.

Disclosures in respect of Net defined benefit liabilities are provided in Note 37 ‘Pension and other post-employment benefits’.

Other staff-related liabilities

Other staff-related liabilities includes vacation leave provisions, variable compensation provisions, jubilee provisions, and disability/illness provisions.

Amounts to be settled

Amounts to be settled are primarily transactions not settled at the balance sheet date. They are short term in nature and are expected to settle shortly after the balance sheet date.

Other

Other liabilities – Other relates mainly to year-end accruals in the normal course of business. This represents mainly balances on margin accounts or amounts payable to customers.